Preferred Stock (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Jan. 30, 2023	Dec. 19, 2022
Preferred Stock [Line Items]
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.001
Cash paid to purchaser (in Dollars)				$ 5,000
Preferred stock, redemption amount (in Dollars)			$ 5,000
Maximum [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000